UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments

As of August 31, 2008

			Market
			Value•
		Shares	($000)
Common Stocks (62.9%)
Consumer Discretionary (3.9%)
	Comcast Corp. Class A	19,499,300	412,995
	The Walt Disney Co.	9,634,700	311,683
	Staples, Inc.	12,133,600	293,633
	Honda Motor Co., Ltd ADR	7,599,200	247,430
	Time Warner, Inc.	13,898,800	227,523
*	Viacom Inc. Class B	6,375,300	187,944
	Home Depot, Inc.	2,959,600	80,264
	NIKE, Inc. Class B	1,249,100	75,708
*,^	Ford Motor Co.	11,840,160	52,807
			1,889,987
Consumer Staples (6.6%)
	The Procter & Gamble Co.	7,199,475	502,307
	Wal-Mart Stores, Inc.	8,448,500	499,053
	Nestle SA ADR	9,105,000	401,804
	PepsiCo, Inc.	4,994,900	342,051
	The Coca-Cola Co.	4,685,100	243,953
	Sysco Corp.	7,458,100	237,391
	Kimberly-Clark Corp.	3,807,300	234,834
	SABMiller PLC	10,852,532	233,113
	Altria Group, Inc.	10,797,200	227,065
	Walgreen Co.	4,890,900	178,176
	Unilever NV ADR	2,232,300	61,612
^	SABMiller PLC ADR	1,261,800	27,223
			3,188,582
Energy (10.5%)
	Chevron Corp.	9,763,100	842,751
	Total SA ADR	10,004,000	719,087
	ExxonMobil Corp.	8,869,300	709,633
	EnCana Corp.	6,990,304	523,574
	XTO Energy, Inc.	7,505,100	378,332
	Schlumberger Ltd.	3,922,700	369,597
	Marathon Oil Corp.	7,616,200	343,262
	Anadarko Petroleum Corp.	5,449,700	336,410
	ConocoPhillips Co.	2,825,863	233,162
	Eni SpA ADR	3,434,700	223,427
	BP PLC ADR	3,643,200	209,958
	Petroleo Brasileiro SA ADR	2,123,700	112,004
	El Paso Corp.	3,580,400	60,007
	Sasol Ltd. Sponsored ADR	692,200	38,064
			5,099,268

Financials (8.2%)
	Bank of America Corp.	19,833,099	617,603
	State Street Corp.	5,260,727	355,993
*	Ace Ltd.	6,594,100	346,916
	Capital One Financial Corp.	6,989,300	308,508
	Prudential Financial, Inc.	3,705,100	273,103
*	UBS AG (New York Shares)	11,798,834	258,276
	The Hartford Financial Services Group Inc.	3,983,898	251,304
	Citigroup, Inc.	12,955,900	246,033
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,574,942	244,521
	PNC Financial Services Group	2,852,700	205,252
	JPMorgan Chase & Co.	5,311,776	204,450
	ING Groep NV - Sponsored ADR	5,752,200	179,181
	Wachovia Corp.	7,643,700	121,458
	Marsh & McLennan Cos., Inc.	2,975,500	95,008
	U.S. Bancorp	2,675,200	85,232
	American International Group, Inc.	3,873,500	83,241
	Lehman Brothers Holdings, Inc.	4,661,000	74,995
			3,951,074
Health Care (7.9%)
	Eli Lilly & Co.	12,783,000	596,327
	Medtronic, Inc.	9,656,800	527,261
	Abbott Laboratories	7,374,900	423,541
	Schering-Plough Corp.	18,203,400	353,146
	Wyeth	7,477,000	323,605
	Bristol-Myers Squibb Co.	14,225,200	303,566
	AstraZeneca Group PLC ADR	6,032,900	293,802
	UnitedHealth Group Inc.	8,291,200	252,467
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	5,175,800	245,022
	Merck & Co., Inc.	6,531,700	232,986
	Sanofi-Aventis ADR	4,233,103	150,063
	Cardinal Health, Inc.	1,669,600	91,795
	UCB SA	999,710	39,093
			3,832,674
Industrials (8.3%)
	General Electric Co.	28,540,000	801,974
	Deere & Co.	7,878,800	556,007
	Lockheed Martin Corp.	3,442,700	400,868
	Canadian National Railway Co.	6,021,100	316,288
	Waste Management, Inc.	8,823,500	310,411
	Northrop Grumman Corp.	4,280,800	294,733
	FedEx Corp.	3,474,000	287,717
	Siemens AG	2,568,318	278,785
	United Parcel Service, Inc.	3,610,200	231,486
	Parker Hannifin Corp.	2,181,450	139,765
	Illinois Tool Works, Inc.	2,617,200	129,839

	Avery Dennison Corp.	2,175,800	104,961
^	British Airways PLC	17,780,477	80,861
	Mitsui & Co., Ltd.	4,473,000	76,262
			4,009,957
Information Technology (6.7%)
	International Business Machines Corp.	6,612,100	804,891
	Accenture Ltd.	7,753,500	320,685
	Microsoft Corp.	10,990,200	299,923
	Applied Materials, Inc.	14,524,800	260,284
	Automatic Data Processing, Inc.	5,582,200	247,738
	Intel Corp.	10,289,300	235,316
	Texas Instruments, Inc.	8,355,000	204,781
	Hewlett-Packard Co.	4,233,400	198,631
	Canon, Inc.	3,349,111	150,187
	ASML Holding NV	5,910,023	139,374
	Keyence Corp.	648,700	131,220
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,217,353	99,211
	Nokia Corp. ADR	3,265,400	82,190
	ASML Holding NV (New York Shares)	2,965,044	70,123
			3,244,554
Materials (4.3%)
	International Paper Co.	11,726,900	317,213
	Syngenta AG ADR	5,669,400	304,333
	E.I. du Pont de Nemours & Co.	6,613,300	293,895
	Alcoa Inc.	8,137,500	261,458
	Rohm & Haas Co.	2,721,100	204,219
	Air Products & Chemicals, Inc.	1,886,700	173,293
	Companhia Vale do Rio Doce ADR	6,214,072	164,984
	Dow Chemical Co.	4,506,100	153,793
	Holcim Ltd. (Registered)	1,766,536	127,016
	Newmont Mining Corp. (Holding Co.)	1,658,100	74,780
			2,074,984
Telecommunication Services (2.9%)
	AT&T Inc.	34,571,485	1,105,942
	Verizon Communications Inc.	8,469,600	297,452
			1,403,394
Utilities (3.6%)
	Exelon Corp.	7,276,200	552,700
	FPL Group, Inc.	6,014,800	361,249
	Dominion Resources, Inc.	7,725,200	336,278
	PG&E Corp.	5,832,200	241,045
^	Veolia Environment ADR	3,194,100	172,002
	Progress Energy, Inc.	1,710,500	74,715
			1,737,989
Total Common Stocks (Cost $25,122,669)			30,432,463

	Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.2%)
Conventional Mortgage-Backed Securities (2.0%)
[1,2]	Federal National Mortgage Assn.	5.000%	5/1/33–6/1/38	98,963	95,078
[1]	Government National Mortgage Assn.	5.000%	1/15/30–12/15/35	290,778	284,409
[1]	Government National Mortgage Assn.	5.500%	1/15/29–3/15/38	542,670	542,964
[1]	Government National Mortgage Assn.	6.000%	3/15/28–1/15/33	32,566	33,298
[1]	Government National Mortgage Assn.	6.500%	1/15/31–1/15/32	15,174	15,762
[1]	Government National Mortgage Assn.	7.000%	11/15/31–11/15/33	12,335	13,091
[1]	Government National Mortgage Assn.	8.000%	6/15/17	44	47
					984,649
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2]	Federal Home Loan Mortgage Corp.	4.000%	3/15/19	23,000	21,168
[1,2]	Federal Home Loan Mortgage Corp.	4.000%	9/15/19	22,229	20,272
[1,2]	Federal Home Loan Mortgage Corp.	4.000%	9/15/19	23,066	21,831
[1,2]	Federal National Mortgage Assn.	4.000%	2/25/19	19,895	18,473
[1]	Government National Mortgage Assn.	5.500%	6/16/23	19,858	19,890
					101,634
Total U.S. Government and Agency Obligations (Cost $1,096,495)					1,086,283
Corporate Bonds (29.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[1]	Adjustable Rate Mortgage Trust	5.684%	3/25/36	11,251	7,745
[1,3]	American Mortgage Trust	5.419%	4/15/37	50,075	49,582
[1]	AmeriCredit Automobile Receivables Trust	3.930%	10/6/11	9,151	9,023
[1]	AmeriCredit Automobile Receivables Trust	5.210%	10/6/11	16,062	15,819
[1]	Bank One Issuance Trust	3.860%	6/15/11	40,000	40,021
[1]	Bank One Issuance Trust	3.450%	10/17/11	40,000	39,900
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	17,250	16,555
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	25,000	23,260
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.674%	6/11/41	20,960	19,042
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.537%	10/12/41	37,215	34,525
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.825%	11/11/41	49,980	44,969
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.933%	2/13/42	19,160	17,718
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/42	24,700	22,609

[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.300%	10/12/42	49,915	46,620
[1]	Capital One Auto Finance Trust	5.450%	2/15/11	894	886
[1]	CarMax Auto Owner Trust	4.910%	1/18/11	21,520	21,594
[1]	Chase Commercial Mortgage Securities Corp.	6.390%	11/18/30	7,203	7,213
[1]	Chase Issuance Trust	4.650%	12/17/12	40,000	40,164
[1]	Commercial Mortgage Pass-Through Certificates	5.961%	6/10/46	49,000	46,611
[1]	Countrywide Home Loans	6.000%	5/25/37	18,971	15,631
[1]	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	50,000	46,894
[1]	DaimlerChrysler Auto Trust	4.980%	2/8/11	15,774	15,731
[1]	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	47,700	44,294
[1]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	25,535	24,589
[1]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	48,375	44,617
[1]	GS Mortgage Securities Corp. II	5.396%	8/10/38	25,100	23,447
[1]	GSR Mortgage Loan Trust	5.779%	5/25/47	42,637	34,366
[1]	Honda Auto Receivables Owner Trust	3.820%	5/21/10	8,892	8,887
[1]	Household Automotive Trust	5.280%	9/17/11	41,116	41,327
[1]	JPMorgan Chase Commercial Mortgage Securities	4.899%	1/12/37	25,440	22,990
[1]	JPMorgan Chase Commercial Mortgage Securities	5.344%	12/15/44	50,000	46,813
[1]	LB-UBS Commercial Mortgage Trust	4.954%	9/15/30	14,119	13,038
[1]	LB-UBS Commerical Mortgage Trust	6.462%	3/15/31	18,325	17,906
[1,3]	Marriott Vacation Club Owner Trust	5.362%	10/20/28	9,153	8,825
[1]	Morgan Stanley Capital I	4.780%	12/13/41	50,000	46,108
[1]	Morgan Stanley Capital I	5.230%	9/15/42	16,905	15,821
[1]	Morgan Stanley Capital I	4.700%	7/15/56	38,470	35,283
[1]	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	26,000	25,023
[1]	Morgan Stanley Mortgage Loan Trust	6.000%	8/25/37	16,479	13,442
[1]	Nissan Auto Lease Trust	5.110%	3/15/10	37,420	37,474
[1]	Nomura Asset Securities Corp.	6.590%	3/15/30	565	566
[1]	Nomura Asset Securities Corp.	6.690%	3/15/30	13,000	12,887
[1]	Onyx Acceptance Owner Trust	3.910%	9/15/11	8,881	8,861
[1]	PSE&G Transition Funding LLC	6.450%	3/15/13	10,000	10,441
[1]	Sequoia Mortgage Trust	5.952%	2/20/47	60,683	52,710
[1]	UPFC Auto Receivables Trust	5.490%	5/15/12	4,429	4,434
[1]	USAA Auto Owner Trust	4.130%	11/15/11	15,668	15,671
[1]	Wachovia Auto Owner Trust	4.930%	11/20/12	25,000	25,010

[1]	Wells Fargo Mortgage Backed Securities Trust	6.024%	9/25/36	32,571	28,779
[1]	WFS Financial Owner Trust	3.930%	2/17/12	14,238	14,238
[1]	World Omni Auto Receivables Trust	3.820%	11/14/11	5,917	5,881
					1,265,840
Finance (12.8%)
	Banking (5.0%)
[3]	ANZ National Bank International Ltd.	6.200%	7/19/13	38,890	39,400
	Bank of America Corp.	4.375%	12/1/10	10,000	10,120
	Bank of America Corp.	5.300%	3/15/17	68,000	61,819
	Bank of America Corp.	5.625%	3/8/35	96,180	77,177
	Bank of America Corp.	6.000%	10/15/36	30,000	25,624
[1]	Bank of America Corp.	8.000%	12/29/49	25,000	22,465
	Bank of New York Mellon	5.125%	11/1/11	44,000	44,560
	Bank of New York Mellon	4.950%	11/1/12	30,000	29,960
	Bank of New York Mellon	4.950%	3/15/15	58,655	56,047
	Bank One Corp.	7.875%	8/1/10	40,000	42,319
[1,3]	Barclays Bank PLC	5.926%	12/15/49	70,000	56,463
	BB&T Corp.	4.900%	6/30/17	8,045	6,815
	BB&T Corp.	5.250%	11/1/19	8,000	6,614
[1,3]	BTMU Curacao Holdings NV	4.760%	7/21/15	47,895	46,346
	Citicorp	6.375%	11/15/08	15,000	15,064
	Citigroup, Inc.	4.625%	8/3/10	19,400	19,247
	Citigroup, Inc.	5.300%	10/17/12	50,000	48,251
	Citigroup, Inc.	5.850%	8/2/16	30,000	28,282
	Citigroup, Inc.	6.125%	11/21/17	64,960	60,569
	Citigroup, Inc.	6.625%	6/15/32	45,000	40,090
	Citigroup, Inc.	6.125%	8/25/36	30,000	24,679
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	15,000	15,540
	Credit Suisse New York	5.000%	5/15/13	87,750	85,401
	Deutsche Bank AG London	5.375%	10/12/12	41,245	41,560
	Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	56,859
	Fifth Third Bancorp.	4.200%	2/23/10	60,000	59,252
	Golden West Financial Corp.	4.750%	10/1/12	10,000	8,902
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	80,500	60,228
	HSBC Bank USA	4.625%	4/1/14	19,710	18,912
	HSBC Holdings PLC	6.500%	5/2/36	25,000	23,264
	Huntington National Bank	4.900%	1/15/14	16,375	12,557
	Huntington National Bank	5.500%	2/15/16	16,000	12,332
	JPMorgan Chase & Co.	6.750%	2/1/11	25,115	26,079
	JPMorgan Chase & Co.	5.125%	9/15/14	50,000	47,409
	JPMorgan Chase & Co.	5.250%	5/1/15	40,000	38,632
	JPMorgan Chase & Co.	6.000%	1/15/18	42,000	40,750
[1]	JPMorgan Chase & Co.	7.900%	12/29/49	41,021	37,211
	Mellon Bank NA	4.750%	12/15/14	4,750	4,465
	Mellon Funding Corp.	5.000%	12/1/14	30,000	28,266
[3]	Mizuho Finance (Cayman)	5.790%	4/15/14	50,000	51,181

	National City Bank	4.150%	8/1/09	8,630	7,980
	National City Bank	7.250%	7/15/10	25,000	23,320
	National City Bank of Pennsylvania	7.250%	10/21/11	20,000	15,345
	National City Corp.	6.875%	5/15/19	13,950	8,491
	Northern Trust Co.	5.300%	8/29/11	36,320	36,835
	Northern Trust Co.	5.200%	11/9/12	34,940	35,088
	Northern Trust Co.	4.600%	2/1/13	5,925	5,767
[3]	Overseas Chinese Banking Corp.	7.750%	9/6/11	14,805	16,055
	Paribas NY	6.950%	7/22/13	40,000	43,548
	PNC Bank NA	4.875%	9/21/17	50,000	43,339
[1]	PNC Funding Corp.	8.250%	5/31/49	44,000	42,856
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	40,775	41,951
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	9,700	9,059
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	19,510	18,418
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	10,000	8,494
[3]	Santander U.S. Debt, S.A. Unipersonal	4.750%	10/21/08	47,100	47,207
	State Street Corp.	5.375%	4/30/17	76,315	73,740
	SunTrust Banks, Inc.	4.250%	10/15/09	9,680	9,602
	UBS AG	5.875%	7/15/16	60,000	58,336
	UFJ Finance Aruba AEC	6.750%	7/15/13	50,000	51,909
	US Bank NA	6.375%	8/1/11	17,940	18,874
	US Bank NA	6.300%	2/4/14	30,000	31,029
	Wachovia Bank NA	6.600%	1/15/38	60,000	47,192
	Wachovia Corp.	4.375%	6/1/10	19,400	18,869
[3]	WEA Finance LLC	7.125%	4/15/18	34,000	34,109
	Wells Fargo & Co.	6.375%	8/1/11	15,000	15,690
	Wells Fargo & Co.	5.125%	9/1/12	10,000	9,950
	Wells Fargo & Co.	5.250%	10/23/12	50,000	49,841
	Wells Fargo & Co.	4.950%	10/16/13	15,000	14,646
	Wells Fargo & Co.	5.125%	9/15/16	25,000	23,325
	Wells Fargo Bank NA	6.450%	2/1/11	5,000	5,242
[1]	Wells Fargo Capital XIII	7.700%	12/29/49	50,000	47,858
	Wells Fargo Financial	5.500%	8/1/12	20,000	20,255
	World Savings Bank, FSB	4.500%	6/15/09	14,845	14,674
	World Savings Bank, FSB	4.125%	12/15/09	33,045	32,258

	Brokerage (2.0%)
	Ameriprise Financial Inc.	5.350%	11/15/10	22,605	22,547
	Dean Witter, Discover & Co.	6.750%	10/15/13	25,775	25,955
	Dean Witter, Discover & Co.	7.070%	2/10/14	17,500	17,849
	Goldman Sachs Group, Inc.	5.000%	1/15/11	30,000	30,264
	Goldman Sachs Group, Inc.	5.300%	2/14/12	75,000	75,057
	Goldman Sachs Group, Inc.	5.350%	1/15/16	70,000	65,316
	Goldman Sachs Group, Inc.	5.625%	1/15/17	40,000	36,190
	Goldman Sachs Group, Inc.	5.950%	1/18/18	44,000	41,503
	Goldman Sachs Group, Inc.	6.450%	5/1/36	50,000	43,263
	Goldman Sachs Group, Inc.	6.750%	10/1/37	43,995	38,403

	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	25,000	23,148
	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	50,000	47,553
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	50,000	43,514
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	25,000	21,329
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	25,000	22,129
	Lehman Brothers Holdings, Inc.	6.875%	7/17/37	50,000	40,737
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	30,000	29,402
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	70,000	62,526
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	23,000	20,801
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	40,000	37,120
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	25,000	19,935
	Morgan Stanley Dean Witter	4.000%	1/15/10	10,000	9,907
	Morgan Stanley Dean Witter	6.600%	4/1/12	20,000	20,040
	Morgan Stanley Dean Witter	4.750%	4/1/14	70,000	61,979
	Morgan Stanley Dean Witter	6.000%	4/28/15	44,000	41,140
	Morgan Stanley Dean Witter	5.450%	1/9/17	70,000	60,906
	Morgan Stanley Dean Witter	6.250%	8/9/26	20,000	16,907

	Finance Companies (1.8%)
	American Express Bank, FSB	5.550%	10/17/12	50,000	47,637
	American Express Centurion Bank	4.375%	7/30/09	10,000	9,951
	American Express Co.	4.750%	6/17/09	20,000	20,050
	American Express Credit Corp.	5.875%	5/2/13	44,000	42,472
[3]	American Express Travel	5.250%	11/21/11	35,000	34,405
	Capital One Bank	6.500%	6/13/13	20,705	19,658
	Capital One Capital IV	6.745%	2/17/37	33,000	21,910
	Capital One Financial Corp.	5.700%	9/15/11	31,150	29,322
	CIT Group, Inc.	4.125%	11/3/09	25,000	22,875
	CIT Group, Inc.	7.625%	11/30/12	27,660	23,511
	Countrywide Home Loan	5.625%	7/15/09	20,000	19,650
	General Electric Capital Corp.	6.125%	2/22/11	19,400	20,326
	General Electric Capital Corp.	5.875%	2/15/12	30,000	31,028
	General Electric Capital Corp.	8.125%	5/15/12	30,000	32,824
	General Electric Capital Corp.	6.000%	6/15/12	15,000	15,570
	General Electric Capital Corp.	5.250%	10/19/12	60,000	60,807
	General Electric Capital Corp.	5.450%	1/15/13	40,000	40,720
	General Electric Capital Corp.	5.400%	2/15/17	20,000	19,606
	General Electric Capital Corp.	6.750%	3/15/32	30,000	30,517
	General Electric Capital Corp.	6.150%	8/7/37	37,800	35,501
	HSBC Finance Corp.	5.700%	6/1/11	19,230	19,479
	HSBC Finance Corp.	6.375%	10/15/11	75,000	75,814
	HSBC Finance Corp.	5.500%	1/19/16	25,000	24,209
	International Lease Finance Corp.	5.400%	2/15/12	50,000	44,580
	International Lease Finance Corp.	5.300%	5/1/12	50,000	43,511
	NYSE Euronext	4.800%	6/28/13	52,025	51,154
	Transamerica Financial Corp.	6.400%	9/15/08	29,265	29,287
[1,3]	US Trade Funding Corp.	4.260%	11/15/14	16,964	17,632

	Insurance (3.3%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	21,471
	ACE INA Holdings, Inc.	5.800%	3/15/18	44,860	43,342
[3]	AIG SunAmerica Global Financing VI	6.300%	5/10/11	60,000	59,362
	Allstate Corp.	7.200%	12/1/09	40,000	41,646
	Allstate Corp.	5.000%	8/15/14	10,000	9,835
[1]	Allstate Corp.	6.125%	5/15/37	30,000	26,387
[1]	Allstate Corp.	6.500%	5/15/57	20,000	16,311
	American International Group, Inc.	4.700%	10/1/10	34,400	32,654
	American International Group, Inc.	6.250%	3/15/37	24,040	16,355
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	49,751
	Chubb Corp.	6.000%	5/11/37	50,000	44,835
	Cincinnati Financial Corp.	6.920%	5/15/28	20,000	18,961
[3]	Farmers Exchange Capital	7.050%	7/15/28	25,000	21,496
[3]	Frank Russell Co.	5.625%	1/15/09	30,000	30,257
	General Reinsurance Corp.	9.000%	9/12/09	32,000	33,895
	Genworth Financial, Inc.	5.125%	3/15/11	47,825	47,367
	Genworth Financial, Inc.	5.750%	5/15/13	25,000	23,925
[1]	Genworth Financial, Inc.	6.150%	11/15/66	50,000	37,382
	Hartford Financial Services Group, Inc.	7.900%	6/15/10	35,000	36,839
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	9,000	8,562
	Hartford Financial Services Group, Inc.	4.750%	3/1/14	15,000	14,183
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	44,000	42,100
	Hartford Life, Inc.	5.200%	2/15/11	24,185	24,292
	ING USA Global	4.500%	10/1/10	25,000	24,843
[3]	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	43,392
	John Hancock Financial Services	5.625%	12/1/08	16,080	16,162
[3]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,594
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	25,000	25,647
[3]	MassMutual Global Funding II	3.500%	3/15/10	50,000	49,874
	Mercury General Corp.	7.250%	8/15/11	20,000	20,728
[3]	MetLife Global Funding I	4.500%	5/5/10	20,000	19,976
[3]	MetLife Global Funding I	5.125%	11/9/11	30,000	30,033
[3]	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	56,208
[3]	New York Life Global Funding	3.875%	1/15/09	4,285	4,283
[3]	New York Life Global Funding	5.250%	10/16/12	30,120	30,863
[3]	New York Life Insurance	5.875%	5/15/33	55,395	51,645
[3]	Pacific Life Global Funding	3.750%	1/15/09	38,415	38,465
	Principal Life Income Funding	5.125%	3/1/11	42,935	42,975
	Protective Life Secured Trust	3.700%	11/24/08	35,000	35,015
	Protective Life Secured Trust	4.850%	8/16/10	15,205	15,410
	Prudential Financial, Inc.	5.800%	6/15/12	25,080	25,473
	Prudential Financial, Inc.	5.150%	1/15/13	29,115	28,358
	Prudential Financial, Inc.	4.750%	4/1/14	28,700	26,473
	Prudential Financial, Inc.	5.100%	9/20/14	10,000	9,415

[3]	TIAA Global Markets	5.125%	10/10/12	46,100	46,933
	Torchmark Corp.	7.875%	5/15/23	45,000	51,132
	Travelers Cos. Inc.	5.800%	5/15/18	53,000	50,809
	UnitedHealth Group, Inc.	4.125%	8/15/09	23,950	23,878
	UnitedHealth Group, Inc.	4.750%	2/10/14	10,000	9,302
	UnitedHealth Group, Inc.	6.000%	11/15/17	36,000	34,652
	XL Capital Ltd.	6.500%	1/15/12	50,000	49,234

	Other Finance (0.1%)
[3]	SovRisc BV	4.625%	10/31/08	50,000	50,153

	Real Estate Investment Trusts (0.6%)
	ERP Operating LP	5.375%	8/1/16	9,675	8,503
	Kimco Realty Corp.	5.783%	3/15/16	4,750	4,280
	ProLogis	5.625%	11/15/16	35,600	31,311
	Realty Income Corp.	6.750%	8/15/19	36,095	33,270
	Simon Property Group Inc.	5.100%	6/15/15	50,000	45,752
	Simon Property Group Inc.	6.100%	5/1/16	49,050	46,806
	Simon Property Group Inc.	5.875%	3/1/17	20,000	18,485
	Simon Property Group Inc.	6.125%	5/30/18	25,000	23,425
[3]	Westfield Group	5.700%	10/1/16	60,000	55,328
					6,183,582
Industrial (11.2%)
	Basic Industry (0.7%)
	Alcan, Inc.	4.500%	5/15/13	20,000	19,241
	Alcan, Inc.	7.250%	3/15/31	21,273	21,926
	Alcoa, Inc.	5.720%	2/23/19	37,403	34,132
	Alcoa, Inc.	5.870%	2/23/22	12,597	11,291
	BHP Billiton Finance Ltd.	7.250%	3/1/16	15,000	15,954
	BHP Finance USA Ltd.	4.800%	4/15/13	15,000	14,911
	Dow Chemical Co.	6.125%	2/1/11	19,000	19,569
	Dow Chemical Co.	6.000%	10/1/12	50,000	51,478
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	24,930	25,266
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	17,560	17,669
	PPG Industries, Inc.	6.875%	2/15/12	9,355	9,743
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	52,000	52,380
[1]	Rohm & Haas Co.	9.800%	4/15/20	9,000	10,575
	Weyerhaeuser Co.	7.375%	3/15/32	25,000	23,831

	Capital Goods (1.3%)
	Boeing Capital Corp.	6.500%	2/15/12	40,000	42,456
	Boeing Co.	8.625%	11/15/31	9,460	12,157
	Caterpillar Financial Services Corp.	5.050%	12/1/10	25,000	25,789
	Caterpillar, Inc.	7.300%	5/1/31	10,000	11,633
	Deere & Co.	7.125%	3/3/31	25,000	27,641
	General Dynamics Corp.	4.250%	5/15/13	40,000	40,058

	General Electric Co.	5.250%	12/6/17	41,685	40,182
	Honeywell International, Inc.	7.500%	3/1/10	41,000	43,578
[3]	Hutchison Whampoa International Ltd.	6.500%	2/13/13	50,000	51,284
	John Deere Capital Corp.	5.350%	1/17/12	40,000	41,195
	John Deere Capital Corp.	5.100%	1/15/13	40,000	40,805
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	30,000	32,688
[3]	Siemens Financieringsmat	5.750%	10/17/16	89,650	90,998
	United Technologies Corp.	4.375%	5/1/10	27,575	28,066
	United Technologies Corp.	4.875%	5/1/15	9,675	9,695
	United Technologies Corp.	7.500%	9/15/29	19,230	22,116
	United Technologies Corp.	6.050%	6/1/36	20,325	20,183
	United Technologies Corp.	6.125%	7/15/38	45,000	45,191

	Communication (1.9%)
	AT&T Inc.	4.125%	9/15/09	30,000	30,212
	AT&T Inc.	5.100%	9/15/14	40,160	39,858
	AT&T Inc.	5.600%	5/15/18	44,000	43,297
	AT&T Inc.	6.450%	6/15/34	73,115	70,663
	AT&T Inc.	6.800%	5/15/36	11,305	11,396
	AT&T Inc.	6.500%	9/1/37	19,675	18,873
	BellSouth Corp.	4.200%	9/15/09	10,000	10,078
	BellSouth Corp.	6.000%	10/15/11	25,000	25,904
	BellSouth Corp.	5.200%	9/15/14	20,000	19,901
	BellSouth Corp.	6.550%	6/15/34	32,225	31,345
	BellSouth Corp.	6.000%	11/15/34	11,995	10,794
	BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	26,020
	CBS Corp.	7.700%	7/30/10	40,000	41,583
	Chesapeake & Potomac Telephone Co.	7.150%	5/1/23	10,000	10,204
	Comcast Corp.	5.700%	5/15/18	48,500	46,283
	Deutsche Telekom International Finance	8.500%	6/15/10	50,000	53,141
	France Telecom	7.750%	3/1/11	50,000	53,347
	New York Times Co.	4.500%	3/15/10	9,450	8,982
	Telefonica Europe BV	7.750%	9/15/10	50,000	52,998
	Time Warner Cable Inc.	5.850%	5/1/17	34,980	33,496
	Verizon Communications Corp.	4.350%	2/15/13	15,530	15,111
	Verizon Communications Corp.	5.500%	4/1/17	50,000	49,238
	Verizon Communications Corp.	6.900%	4/15/38	9,710	9,619
	Verizon Global Funding Corp.	6.875%	6/15/12	10,000	10,622
	Verizon Global Funding Corp.	4.375%	6/1/13	10,000	9,696
	Verizon Global Funding Corp.	7.750%	12/1/30	56,410	59,593
	Verizon Global Funding Corp.	5.850%	9/15/35	59,525	52,211
	Vodafone AirTouch PLC	7.750%	2/15/10	10,000	10,466
	Vodafone Group PLC	5.000%	12/16/13	10,000	9,960
	Vodafone Group PLC	5.375%	1/30/15	40,000	38,981

	Consumer Cyclical (1.9%)
[3]	American Honda Finance	4.625%	4/2/13	50,000	49,170
	CVS Caremark Corp.	4.000%	9/15/09	30,000	29,975
	CVS Caremark Corp.	4.875%	9/15/14	35,000	33,601
	CVS Caremark Corp.	5.750%	6/1/17	16,285	15,787
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	55,145	55,687
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	49,855	49,666
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	33,000	33,578
	Federated Retail Holding	5.900%	12/1/16	16,842	14,437
[3]	Harley-Davidson Inc.	3.625%	12/15/08	50,000	49,949
	Home Depot Inc.	3.750%	9/15/09	48,000	47,822
	Home Depot Inc.	4.625%	8/15/10	12,000	11,952
	Johnson Controls, Inc.	7.125%	7/15/17	36,300	39,159
	Kohl's Corp.	6.000%	1/15/33	32,000	25,034
	Lowe's Cos., Inc.	8.250%	6/1/10	12,870	13,787
	Lowe's Cos., Inc.	6.875%	2/15/28	5,790	5,923
	Lowe's Cos., Inc.	6.500%	3/15/29	39,900	39,095
	Lowe's Cos., Inc.	5.500%	10/15/35	20,000	16,925
	Lowe's Cos., Inc.	6.650%	9/15/37	25,905	25,506
	Target Corp.	5.875%	3/1/12	40,000	41,504
	Target Corp.	5.125%	1/15/13	24,025	24,390
	Target Corp.	5.875%	7/15/16	20,000	20,059
	The Walt Disney Co.	6.375%	3/1/12	20,000	21,369
	The Walt Disney Co.	4.700%	12/1/12	33,500	34,020
	The Walt Disney Co.	5.625%	9/15/16	30,000	30,755
	Time Warner, Inc.	5.500%	11/15/11	21,460	21,266
	Time Warner, Inc.	7.570%	2/1/24	20,000	20,286
	Time Warner, Inc.	6.950%	1/15/28	20,000	18,919
	Toyota Motor Credit Corp.	4.250%	3/15/10	20,000	20,401
	Wal-Mart Stores, Inc.	4.125%	2/15/11	40,000	40,534
	Wal-Mart Stores, Inc.	5.250%	9/1/35	18,000	15,663
	Western Union Co.	5.930%	10/1/16	60,000	58,178

	Consumer Noncyclical (3.5%)
	Abbott Laboratories	5.600%	5/15/11	15,000	15,679
	Abbott Laboratories	4.350%	3/15/14	30,500	29,845
	Anheuser-Busch Cos., Inc.	5.000%	3/1/19	15,000	13,186
	Anheuser-Busch Cos., Inc.	6.500%	1/1/28	19,550	17,989
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	20,000	19,169
	Archer-Daniels-Midland Co.	7.000%	2/1/31	20,130	21,004
	AstraZeneca PLC	6.450%	9/15/37	48,385	49,775
	Baxter International, Inc.	5.900%	9/1/16	12,498	12,918
	Bristol-Myers Squibb Co.	5.875%	11/15/36	60,000	56,616

[3]	Cargill Inc.	5.200%	1/22/13	36,000	35,672
[3]	Cargill Inc.	4.375%	6/1/13	20,400	19,506
[3]	Cargill Inc.	6.000%	11/27/17	25,000	24,604
[3]	Cargill Inc.	6.875%	5/1/28	19,355	19,251
[3]	Cargill Inc.	6.125%	4/19/34	28,980	26,057
	Clorox Co.	4.200%	1/15/10	55,770	55,892
	Coca-Cola Co.	5.350%	11/15/17	85,000	85,813
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	40,000	42,153
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	10,075	10,858
	Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	43,170
	Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	17,473
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	16,371
	ConAgra Foods, Inc.	6.750%	9/15/11	5,982	6,184
	ConAgra Foods, Inc.	5.819%	6/15/17	9,503	9,268
	Diageo Capital PLC	5.200%	1/30/13	50,590	51,253
	Eli Lilly & Co.	6.000%	3/15/12	45,000	48,142
	Fortune Brands Inc.	4.875%	12/1/13	20,000	18,926
	General Mills, Inc.	5.200%	3/17/15	42,000	41,142
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	35,000	35,269
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	35,000	34,415
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	40,028
	Hershey Foods Corp.	4.850%	8/15/15	9,620	9,411
	Johnson & Johnson	5.150%	7/15/18	44,000	45,101
	Kimberly-Clark Corp.	4.875%	8/15/15	30,000	29,102
	Kraft Foods, Inc.	6.250%	6/1/12	34,170	35,239
	Medtronic Inc.	4.375%	9/15/10	19,235	19,539
	Medtronic Inc.	4.750%	9/15/15	20,000	19,433
	Merck & Co.	5.125%	11/15/11	69,000	71,525
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	10,000	11,055
[3]	Pepsi Bottling Holdings Inc.	5.625%	2/17/09	40,000	40,405
	Pepsico, Inc.	5.150%	5/15/12	50,000	52,175
	Pepsico, Inc.	4.650%	2/15/13	19,065	19,429
[1]	Procter & Gamble Co. ESOP	9.360%	1/1/21	55,779	69,668
[3]	SABMiller PLC	6.500%	7/1/16	50,000	49,914
	Schering-Plough Corp.	5.550%	12/1/13	39,000	39,430
	Schering-Plough Corp.	6.550%	9/15/37	10,000	9,513
	Sysco Corp.	5.375%	9/21/35	25,000	22,456
[3]	Tesco PLC	5.500%	11/15/17	50,000	47,648
	Unilever Capital Corp.	7.125%	11/1/10	77,000	82,416
	Unilever Capital Corp.	5.900%	11/15/32	27,000	26,270
	Wyeth	6.950%	3/15/11	30,000	31,839
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	32,491

	Energy (0.4%)
	Apache Finance Canada Corp.	7.750%	12/15/29	19,910	23,962
	Conoco Funding Co.	6.350%	10/15/11	30,000	31,913

	ConocoPhillips	9.375%	2/15/11	20,000	22,259
	ConocoPhillips	5.200%	5/15/18	80,000	79,353
	Suncor Energy, Inc.	7.150%	2/1/32	20,279	21,454
	Suncor Energy, Inc.	5.950%	12/1/34	20,700	18,845

	Other Industrial (0.1%)
	Dover Corp.	6.500%	2/15/11	26,518	27,991
	Snap-On Inc.	6.250%	8/15/11	34,990	36,344

	Technology (0.8%)
	Cisco Systems Inc.	5.250%	2/22/11	65,000	67,291
	Hewlett-Packard Co.	5.250%	3/1/12	75,000	77,546
	Hewlett-Packard Co.	5.500%	3/1/18	29,135	28,657
	IBM International Group Capital	5.050%	10/22/12	50,000	51,471
	International Business Machines Corp.	8.375%	11/1/19	25,000	30,170
	International Business Machines Corp.	5.875%	11/29/32	25,000	24,713
	Intuit Inc.	5.400%	3/15/12	19,610	19,433
	Oracle Corp.	4.950%	4/15/13	25,020	25,364
	Pitney Bowes Credit Corp.	8.550%	9/15/09	41,890	43,960

	Transportation (0.6%)
[1]	Continental Airlines, Inc.	5.983%	4/19/22	31,465	25,644
[3]	ERAC USA Finance Co.	5.800%	10/15/12	12,835	11,994
[3]	ERAC USA Finance Co.	5.600%	5/1/15	6,960	5,956
[3]	ERAC USA Finance Co.	5.900%	11/15/15	19,500	16,831
[3]	ERAC USA Finance Co.	7.000%	10/15/37	26,175	19,899
[1]	Federal Express Corp.	6.720%	1/15/22	36,275	37,061
[1]	Southwest Airlines Co.	7.540%	6/29/15	30,772	32,255
	Southwest Airlines Co.	5.750%	12/15/16	46,500	42,678
[1]	Southwest Airlines Co.	6.150%	8/1/22	23,337	22,208
	United Parcel Service of America	4.500%	1/15/13	88,000	89,128
					5,398,017
Utilities (3.0%)
	Electric (2.6%)
	Alabama Power Co.	4.850%	12/15/12	42,330	42,924
	Alabama Power Co.	5.550%	2/1/17	17,650	17,854
	Alabama Power Co.	5.700%	2/15/33	15,000	14,289
	Carolina Power & Light Co.	5.950%	3/1/09	20,000	20,226
	Carolina Power & Light Co.	6.300%	4/1/38	14,705	14,794
	Central Illinois Public Service	6.125%	12/15/28	54,000	47,985
	Commonwealth Edison Co.	5.950%	8/15/16	23,120	23,080
	Connecticut Light & Power Co.	5.650%	5/1/18	13,655	13,628
	Consolidated Edison Co. of New York	5.500%	9/15/16	20,930	20,760
	Consolidated Edison Co. of New York	5.300%	12/1/16	25,505	24,877
	Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	8,982
	Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	17,886
[3]	EDP Finance BV	5.375%	11/2/12	40,745	40,878

[3]	Enel Finance International	6.800%	9/15/37	38,515	38,883
	Exelon Generation Co. LLC	6.950%	6/15/11	50,000	51,878
	Florida Power & Light Co.	5.550%	11/1/17	9,835	10,099
	Florida Power & Light Co.	5.650%	2/1/35	50,000	47,855
	Florida Power & Light Co.	4.950%	6/1/35	10,000	8,640
	Florida Power & Light Co.	5.650%	2/1/37	5,000	4,779
	Florida Power & Light Co.	5.950%	2/1/38	39,215	39,080
	Florida Power Corp.	6.350%	9/15/37	8,000	8,102
	Florida Power Corp.	6.400%	6/15/38	27,055	27,507
	Georgia Power Co.	5.400%	6/1/18	38,660	38,725
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,000	23,728
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	60,000	58,802
	Northern States Power Co.	6.250%	6/1/36	50,000	50,492
	PacifiCorp	5.900%	8/15/34	12,500	11,827
	PacifiCorp	6.250%	10/15/37	36,635	36,175
	PECO Energy Co.	5.350%	3/1/18	20,545	20,354
	Potomac Electric Power	6.500%	11/15/37	25,000	24,918
	PPL Energy Supply LLC	6.200%	5/15/16	30,000	29,059
	Public Service Electric & Gas	4.000%	11/1/08	40,500	40,539
	Public Service Electric & Gas	5.300%	5/1/18	25,100	24,221
	Public Service Electric & Gas	5.800%	5/1/37	50,000	48,143
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	8,632
	South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	33,883
	Southern California Edison Co.	6.000%	1/15/34	7,695	7,770
	Southern California Edison Co.	5.550%	1/15/37	50,475	48,222
	Southern California Edison Co.	5.950%	2/1/38	50,000	49,487
	Southern Co.	5.300%	1/15/12	13,300	13,697
	Southwestern Electric Power	5.550%	1/15/17	30,000	28,577
	Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	21,326
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	16,189
	Wisconsin Power & Light Co.	7.625%	3/1/10	20,000	20,871
	Wisconsin Public Service	6.080%	12/1/28	45,000	45,023

	Natural Gas (0.3%)
	AGL Capital Corp.	6.375%	7/15/16	25,815	25,731
	British Transco Finance	6.625%	6/1/18	50,000	50,704
[3]	Duke Energy Field Services	6.450%	11/3/36	30,325	27,178
	KeySpan Corp.	4.650%	4/1/13	9,000	8,678
	National Grid PLC	6.300%	8/1/16	30,000	29,765
	San Diego Gas & Electric	6.000%	6/1/26	3,600	3,621
	Wisconsin Gas Co.	6.600%	9/15/13	13,100	14,122

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	37,056

					1,442,501
Total Corporate Bonds (Cost $14,800,112)					14,289,940
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
[3]	Corporacion Nacional del Cobre	6.150%	10/24/36	25,000	23,844
[3]	Emirate of Abu Dhabi	5.500%	8/2/12	10,000	10,326
	European Investment Bank	4.000%	3/3/10	40,000	40,774
	Inter-American Development Bank	7.375%	1/15/10	40,000	42,491
	Inter-American Development Bank	4.375%	9/20/12	40,000	41,180
	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	39,556
	Japan Bank International	4.750%	5/25/11	70,000	72,341
	Japan Finance Corp.	4.625%	4/21/15	75,000	76,447
	Kreditanstalt fur Wiederaufbau	7.000%	3/1/13	10,000	11,242
	Oesterreichische Kontrollbank	4.250%	10/6/10	25,000	25,682
	Oesterreichische Kontrollbank	4.500%	3/9/15	50,000	51,344
	Province of British Columbia	4.300%	5/30/13	40,000	40,920
	Province of Manitoba	4.450%	4/12/10	57,000	57,752
	Province of Ontario	4.375%	2/15/13	40,000	40,958
	Province of Ontario	4.500%	2/3/15	35,000	35,316
^	Province of Quebec	4.875%	5/5/14	25,000	25,990
	Province of Quebec	5.125%	11/14/16	50,000	51,888
	Quebec Hydro Electric	6.300%	5/11/11	40,000	42,872
	Republic of Italy	4.500%	1/21/15	50,000	50,250
	Republic of South Africa	6.500%	6/2/14	21,900	22,530
	State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	30,000	30,902
[3]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	47,180	43,986
Total Sovereign Bonds (Cost $864,522)					878,591
Taxable Municipal Bonds (1.0%)
	Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	12,985	14,300
	Connecticut GO	5.850%	3/15/32	42,320	43,233
	Illinois (Taxable Pension) GO	5.100%	6/1/33	109,510	102,228
[4]	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	50,000	49,433
[5]	Oakland CA Pension Obligation	6.980%	12/15/09	7,801	8,046
[3,5]	Ohana Military Communities LLC	5.558%	10/1/36	9,600	8,426
[3,5]	Ohana Military Communities LLC	5.780%	10/1/36	16,360	14,733
	Oregon School Board Assn.	5.528%	6/30/28	50,000	49,321
	Oregon State GO	5.902%	8/1/38	19,510	20,100
[3]	Pacific Beacon LLC Naval Base	5.379%	7/15/26	9,000	8,196
	President and Fellows of Harvard College	6.300%	10/1/37	50,675	52,722
[4]	Southern California Public Power Auth.	6.930%	5/15/17	30,000	34,216
	Stanford Univ. California Rev.	6.875%	2/1/24	34,745	39,843

	Stanford Univ. California Rev.	7.650%	6/15/26	29,000	35,742
Total Taxable Municipal Bonds (Cost $475,530)					480,539
Repurchase Agreements (2.2%)
	BNP Paribas Securities Corp. (Dated 8/31/08, Repurchase Value $1,031,144,000, collateralized by Government National Mortgage Assn. 6.000%, 12/20/36-8/15/38, Federal National Mortgage Assn. 5.000%-6.000%, 1/1/36-5/1/38, Federal Home Loan Mortgage Corp. 6.000%, 8/1/38) (Cost $1,030,900)	2.130%		1,030,900	1,030,900
	Coupon			Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
[6,7]	Vanguard Market Liquidity Fund (Cost $69,983)	2.389%		69,982,723	69,983
Total Investments (99.8%) (Cost $43,460,211)					48,268,699
[7,8] Other Assets and Liabilities-Net (0.2%)					92,610
Net Assets (100%)					48,361,309

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $65,457,000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $1,857,883,000, representing 3.8% of net assets.

4	Scheduled principal and interest payments are guaranteed by FSA (Financial Security Association).
5	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Includes $69,983,000 of collateral received for securities on loan.
8	Cash of $2,467,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At August 31, 2008, the cost of investment securities for tax purposes was $43,460,211,000. Net unrealized appreciation of investment securities for tax purposes was $4,808,488,000, consisting of unrealized gains of $7,277,048,000 on securities that had risen in value since their purchase and $2,468,560,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
Number of		Aggregate	Unrealized
Long (Short)		Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	1,542	180,896	(233)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Note X: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determinethe value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

	Investments in	Futures
	Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1- Quoted prices	29,002,014	(233)
Level 2- Other significant observable inputs	19,266,685	-
Level 3- Significant unobservable inputs	-	-
Total	48,268,699	(233)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
TREASURER

Date: October 14, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on

September 26, 2008, see File Number 2-47371, Incorporated by Reference.